Mining interests (Tables)	12 Months Ended
Dec. 31, 2025
Exploration And Evaluation Of Mineral Resources [Abstract]
Schedule of Property, Plant and Equipment

	Mineral Properties	Buildings, plant & equipment	Construction-in-progress	Exploration & evaluation assets	Total
	$	$	$	$	$
Cost
Balance at December 31, 2023	2,417,447	1,954,150	1,394,143	647,455	6,413,195
Additions	152,559	87,234	685,869	23,901	949,563
Capitalized interest	—	—	30,008	—	30,008
Disposals	(21,087)	(27,165)	—	(10,230)	(58,482)
Write-downs	—	—	—	(636)	(636)
Transfers	771,391	73,523	(849,872)	—	(4,958)
Change in mine restoration provision estimates	32,333	—	3,687	1,819	37,839
Balance at December 31, 2024	3,352,643	2,087,742	1,263,835	662,309	7,366,529

Additions	223,411	189,927	446,558	47,209	907,105
Capitalized interest	—	—	54,989	—	54,989
Disposals	(350,469)	(92,072)	—	—	(442,541)
Write-downs	—	—	—	(5,118)	(5,118)
Transfers	315,323	1,440,460	(1,755,783)	—	—
Change in mine restoration provision estimates	17,788	—	—	543	18,331
Balance at December 31, 2025	3,558,696	3,626,057	9,599	704,943	7,899,295

Accumulated depreciation, depletion, amortization and impairment
Balance at December 31, 2023	(1,488,833)	(1,073,678)	—	(287,194)	(2,849,705)
Depreciation and depletion	(192,495)	(181,027)	—	—	(373,522)
Impairment	(770,848)	(57,855)	—	(47,673)	(876,376)
Disposals	—	24,509	—	—	24,509
Balance at December 31, 2024	(2,452,176)	(1,288,051)	—	(334,867)	(4,075,094)

Depreciation and depletion	(264,064)	(234,096)	—	—	(498,160)
Disposals	350,469	83,827	—	—	434,296
Balance at December 31, 2025	(2,365,771)	(1,438,320)	—	(334,867)	(4,138,958)

Net book value at December 31, 2024	900,467	799,691	1,263,835	327,442	3,291,435

Net book value at December 31, 2025	1,192,925	2,187,737	9,599	370,076	3,760,337